DEFERRED TAX ASSETS AND LIABILITIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure Of Deferred Tax Assets And Liabilities [Abstract]
Deferred tax asset increase due to increase in provision	$ 117,000
Deferred tax liability increased	$ 200,000